Goodwill	7 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note E—Goodwill
The Successor performed impairment testing on each of the two reporting units, Cyber and Engineering and Analytics, concluding that there were no indicators of impairment as of the year ended December 31, 2020 and therefore the quantitative assessment was not required for any reporting unit.
The changes in the carrying amount of Successor’s goodwill are summarized by reportable segment as follows:

	Cyber and Engineering	Analytics	Total
As of May 22, 2020	$—	$—	$—
Goodwill arising from the PCI acquisition	34,966	—	34,966
Goodwill arising from the NuWave acquisition	—	10,419	10,419
Goodwill arising from the Open Solutions acquisition	—	26,857	26,857
Goodwill arising from the ProModel acquisition	—	19,029	19,029

As of December 31, 2020	$34,966	$56,305	$91,271

There was no goodwill related to the Predecessor 2020 Period, the Predecessor 2019 Period and the Predecessor 2018 Period, respectively.